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September 9, 1998


VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Providian Life and Health Insurance Company Separate Account V-Advisor's Edge Variable Annuity, Dimensional Variable Annuity and PGA Retirement Annuity
     File No.33-80958, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Providian Life and Health Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Endeavor Series Trust; DFA Investment Dimensions Group, Inc.; Federated Insurance Series; Montgomery Funds III; PB Series Trust; SteinRoe Variable Investment Trust; Strong Variable Insurance Funds, Inc.; Wanger Advisors Trust and Warburg Pincus Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 .    Endeavor Series Trust (CIK: 847254) filed March 3, 1998
 .    DFA Investment Dimensions Group, Inc. (CIK: 355437) filed February 5, 1998
 .    Federated Insurance Series (CIK: 912577) filed February 20, 1998
 .    Montgomery Funds III (CIK: 930648) filed February 23, 1998
 .    PB Series Trust (CIK: 1026222) filed February 24, 1998
 .    SteinRoe Variable Investment Trust (CIK: 815425) filed February 27, 1998
 .    Strong Variable Insurance Funds, Inc. (CIK: 883644) filed February 27, 1998
 .    Wanger Advisors Trust (CIK: 929521) filed February 27, 1998
 .    Warburg Pincus Trust (CIK: 941568) filed February 20, 1998

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz


Gregory E. Miller-Breetz
Assistant General Counsel